Business combinations - Summary of Accounts Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of accounts payable from acquisition of subsidiaries [Abstract]
Earn-out - cash	$ 0	$ 299
Total	$ 0	$ 299	$ 6,423